Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
4.
Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

At December 31,	2024	2025
	(’000)	(’000)
At cost:
Land	$329	$—
Buildings	24,248	12,661
Machinery and equipment	778	860
Leasehold improvements	5,724	3,939
Furniture and fixtures	235	173
Motor vehicles	50	219
Total	31,364	17,852
Less: accumulated depreciation	(11,716)	(7,273)
Less: Impairment	(3,457)	(3,535)
Deposit for fixed assets	65	113
Net book value	$16,256	$7,157

Depreciation expenses were $0.8 million and $0.6 million for the years ended December 31, 2024 and 2025, respectively.

Buildings of $nil (2024: $nil) have been pledged to banks to obtain loan facilities as of December 31, 2025 (See Note 9).

During the year ended December 31, 2025, the Company disposed of Wuxi property with a carrying amount of $10.1 million. The disposal resulted in cash proceeds of $32.0 million and $3.1 million payments to the property’s master tenant and its sublessees ; and a gain of $18.8 million recognized in other income.